PGIM Target Date 2055 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 51.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	31,427	$418,602
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	67,733	2,643,619
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	60,398	621,490
		3,683,711
Fixed Income — 11.7%
PGIM Core Conservative Bond Fund (Class R6)	8,645	71,840
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	41,174	284,098
PGIM TIPS Fund (Class R6)	10,501	86,216
PGIM Total Return Bond Fund (Class R6)	33,460	388,140
		830,294
International Equity — 36.5%
PGIM Global Real Estate Fund (Class R6)	19,765	356,369
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	53,626	618,306
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	118,578	1,626,888
		2,601,563

Total Long-Term Investments (cost $6,285,930)		7,115,568

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $23,355)	23,355	23,355

TOTAL INVESTMENTS 100.2% (cost $6,309,285)(wa)		7,138,923
Liabilities in excess of other assets (0.2)%		(17,566)

Net Assets 100.0%		$7,121,357

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds